Common Stock (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Common Stock Details Narrative
Reverse split ratio				200 for 1
Authorized common stock	15,000,000		15,000,000	15,000,000
Common stock shares issued	38,599		287,627	6,709,021
Debt Conversion, Converted Instrument, Shares Issued	16,053	1,828,283	16,907	1,894,283
Shares issue for services				21,884
Shares issued for services, value			243,018	141,758
Shares issued in connection with debt and accrued interest				4,607,361
Shares issued in connection with debt and accrued interest, value				$ 20,733,119
Shares Issued in connection with acquisition			236,469
Shares Issued in connection with acquisition of a subsidiary	580,886		4,500,000
Stock issued upon exercise of options and warrants, shares			65,893
Stock issued upon exercise of options and warrants, value			8,000
Dividends paid with common stock			1,252	181,832
Dividends paid with Common Stock, value			24,012	1,663,997
Shares issued for BOD fee			7,010	3,661
Shares issued for BOD fee, value			$ 127,500	$ 47,500